SUPPLEMENTAL CASH FLOW INFORMATION (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash Flow Statement [Abstract]
Interest paid	$ 2,132	$ 1,638	$ 1,074
Income taxes paid	524	364	262
Changes in non-cash working capital
Accounts receivable	(124)	(445)	(190)
Prepayments	(471)	(117)	(11)
Accounts payable and other	(43)	(342)	(323)
Changes in non-cash working capital, net	(638)	(904)	(524)
Changes in working capital related to the impact of investments in finance leases	$ 300	$ 300	$ 300